[Graphic]
Federated Bond Index Fund
Semi-Annual Report to Shareholders
November 30, 1997

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Federated Securities Corp., Distributor
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
1-800-341-7400
www.federatedinvestors.com

Cusip 313909103
Cusip 313909202
G01738-02 (1/98)
[Graphic]


                             PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report for Federated Bond Index Fund. This report covers the first half of the fund's fiscal year, which is the six-month period from June 1, 1997 through November 30, 1997.

Over the first six months of its fiscal year, which saw an improved environment for bonds, Federated Bond Index Fund delivered strong performance. Institutional Shares delivered a total return of 6.18%* through a share price increase of $0.20 and dividends totaling $0.23 per share. Institutional Service Shares produced a total return of 6.05%* through a share price increase of $0.21 and dividends totaling $0.22 per share. Total net assets in the fund topped the $41-million mark.

This fund pursues the investment performance of the overall bond market as measured by the Lehman Brothers Aggregate Bond Index.** This index is a benchmark for broad bond market performance and includes U.S. Treasury and agency securities, corporate investment grade bonds, and mortgage-backed securities.

To efficiently pursue the performance of this index, Federated Bond Index Fund invests all of its assets in Bond Index Portfolio, a mutual fund with the same investment objective.+ At the end of the period, the assets of the Bond Index Portfolio were well diversified across U.S. Treasury notes and bonds (47%), mortgage-backed securities (27.5%), corporate bonds (16.8%), government agency securities (4.4%), asset-backed securities (1.0%), and a repurchase agreement (4.5%).

Thank you for participating in the broad performance potential of bonds through Federated Bond Index Fund. As we begin a new fiscal half, we renew our commitment to keep you up-to-date on your investment through the highest level of service. As always, we welcome your comments or questions.

Sincerely,

[Graphic]

J. Christopher Donahue
President
January 15, 1998

* Performance quoted reflects past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

** Lehman Brothers Aggregate Bond Index is an unmanaged index measuring both the capital price changes and income provided by the underlying universe of securities comprised of U.S. Treasury and agency obligations, foreign obligations, U.S. investment-grade corporate debt and mortgage-backed obligations. Investments cannot be made in an index.

+ Federated Bond Index Fund, Institutional Shares and Institutional Service Shares, invests all of its assets through a two-tier Hub and Spoke fund structure (Hub and Spoke is a registered service mark of Signature Financial Group, Inc., and is used under a license with Federated Services Company).

                              INVESTMENT REVIEW

The six-month period from June 1, 1997 to November 30, 1997, ended with the financial turmoil in southeast Asia and the resultant turbulence in global equity markets providing a flight to quality bid in the U.S. Treasury market. As a result, there was a sharp decline in interest rates, particularly at the long end of the yield curve. By November 30, 1997, the yield on the benchmark 30-year bond was just above 6% at 6.04%. This represents an 87 basis point decline in yield since June 30, 1997. The yield on the 10-year note dropped by 81 basis points to 5.86%. However, shorter maturities experienced much smaller declines in yields. For example, the yield on the 2-year Treasury note dropped by 45 basis points to 5.75%. In fact, the yield on 3-month Treasury bills increased by 26 basis points to 5.19%. This difference in the change in interest rates caused the yield curve to dramatically flatten with the 2-year/30-year spread collapsing from 71 basis points to just 29 basis points.

The strong growth/low inflation drumbeat continued in the second half of 1997. Gross Domestic Product growth for 1997 will likely come in around 4% which is much higher than the 2-2.5% trend growth which has historically been considered the speed limit for the economy. However, despite the 4% growth rate, inflation continues to be subdued. For the twelve-month period ended November 30, 1997, the Consumer Price Index has registered an increase of only 1.8%. In fact consumer goods prices are actually falling. During the past six months, the Consumer Price Index for goods excluding food and energy is down at a rate of 0.6%. The competitive devaluations taking place in Asia are likely to cause consumer goods prices to fall more rapidly in the coming months. On the other hand, the domestic labor market remains at historic tight levels. Payroll growth over the three-month period ended November 1997 has averaged $330,000 per month with an unemployment rate of 4.6% at the end of November. Wage pressures have intensified with hourly wages in November increasing 4.1% over the prior twelve-month period. Despite very strong economic data which would, under normal circumstances, have prompted the Federal Reserve Board to tighten credit conditions, official interest rates were left unchanged during the fourth quarter of 1997. This was most likely due to the financial crisis in Asia.

The Corporate sector with a return of 7.33% for the six-month period ended November 30, 1997, had the best sector return in the Lehman Brothers Aggregate Bond Index. However, the flight to quality during the last part of the period widened spreads across the credit spectrum and significantly eroded the Corporate sector's return advantage. Hardest hit was the Yankee subsector, particularly southeast Asian credits. The dramatic inversion in the southeast Asian credit curve is evidenced in the difference in the returns on intermediate-term securities. The intermediate Yankee subsector with a return of 4.97% for the reporting period underperformed intermediate Industrials by almost 100 basis points, while long Yankees were even with long Industrials. The Governments sector had a return of 6.87% for the reporting period. Lower interest rates and higher volatility resulted in the mortgage-backed securities sector lagging with a return of 5.63%. For the six-month period ended November 30, 1997, the Federated Bond Index Fund had a total return of 6.18% for Institutional Shares and 6.05% for Institutional Service Shares compared to a return of 6.55% for the Lehman Brothers Aggregate Bond Index. For the twelve-month period ended November 30, 1997, the Federated Bond Index Fund had a return of 7.09% for Institutional Shares and 6.82% for Institutional Service Shares compared to 7.55% for the Lehman Brothers Aggregate Bond Index.*

The turmoil in southeast Asia will contribute to a slowdown in the U.S. economy by widening the trade deficit. The depreciating currencies will also have a beneficial impact on inflation. Counterbalancing this positive outlook is strong consumer confidence, a robust employment picture and rising wage pressures. If the strength in domestic conditions persists and the Asian situation stabilizes, the Federal Reserve Board may have to resume tightening credit conditions. Depending on the changes that are expected to take place in the level of interest rates, in the shape of the yield curve and in spreads, Federated Bond Index Fund will be restructured to continue its close tracking of the Lehman Brothers Aggregate Bond Index.

* Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The average annual total return for Institutional Shares and Institutional Service Shares of the fund for the period from February 22, 1996 (date of initial public investment) to November 30, 1997, were 8.67% and 8.54%, respectively

                     STATEMENT OF ASSETS AND LIABILITIES
                         FEDERATED BOND INDEX FUND
                       NOVEMBER 30, 1997 (UNAUDITED)

 ASSETS:
 Total investments in the Portfolio, at value                                         $  39,543,587
 Income receivable                                                                        2,191,108
 Prepaid expenses                                                                            80,670
 Deferred organizational costs                                                               37,586
   Total assets                                                                          41,852,951
 LIABILITIES:
 Income distribution payable                                              $ 197,042
 Accrued expenses                                                            54,959
   Total liabilities                                                                        252,001
 Net Assets for 5,760,645 shares outstanding                                          $  41,600,950
 NET ASSETS CONSIST OF:
 Paid-in capital                                                                      $  40,777,032
 Net unrealized appreciation of investments                                                 740,505
 Accumulated net realized gain on investments                                                83,413
   Total Net Assets                                                                   $  41,600,950
 NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SHARES:
 $28,358,310 / 3,926,928 shares outstanding                                                   $7.22
 INSTITUTIONAL SERVICE SHARES:
 $13,242,640 / 1,833,717 shares outstanding                                                   $7.22

(See Notes which are an integral part of the Financial Statements)

                           STATEMENT OF OPERATIONS
                         FEDERATED BOND INDEX FUND
               SIX MONTHS ENDED NOVEMBER 30, 1997 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                               $ 1,116,827
 EXPENSES:
 Administrative personnel and services fee                                 $    45,000
 Custodian fees                                                                    542
 Transfer and dividend disbursing agent fees and expenses                       24,666
 Directors'/Trustees' fees                                                       4,638
 Auditing fees                                                                   3,547
 Legal fees                                                                      1,650
 Portfolio accounting fees                                                      28,263
 Shareholder services fee--Institutional Service Shares                         14,576
 Share registration costs                                                       12,627
 Printing and postage                                                           10,524
 Insurance premiums                                                              1,983
 Miscellaneous                                                                   7,873
   Total expenses                                                              155,889
 Waivers and reimbursements--
   Reimbursement of other operating expenses                                 (125,684)
       Net expenses                                                                          30,205
         Net investment income                                                            1,086,622
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM
 PORTFOLIO:
 Net realized gain on investment transactions allocated from the                             59,168
 Portfolio
 Net change in unrealized appreciation of investments allocated from                        882,450
 the Portfolio
   Net realized and unrealized gain on investments allocated from                           941,688
 the Portfolio
       Change in net assets resulting from operations                                   $ 2,028,240

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF CHANGES IN NET ASSETS

                          FEDERATED BOND INDEX FUND

                                                                     SIX MONTHS
                                                                        ENDED
                                                                     (UNAUDITED)      YEAR ENDED
                                                                     NOVEMBER 30,      MAY 31,
                                                                         1997            1997
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                               $   1,086,622   $      984,771
 Net realized gain (loss) on investments in the Portfolio ($59,168          59,168           31,796
 and ($15,128), respectively, as computed for federal tax
 purposes)
 Net change in unrealized appreciation/depreciation                        882,450         (61,204)
   Change in net assets resulting from operations                        2,028,240          955,363
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income
   Institutional Shares                                                  (730,303)        (916,368)
   Institutional Service Shares                                          (367,032)         (65,450)
     Change in net assets resulting from distributions to              (1,097,335)        (981,818)
 shareholders
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                           28,094,453       28,329,040
 Net asset value of shares issued to shareholders in payment of            358,910          142,180
 distributions declared
 Cost of shares redeemed                                               (12,777,767)    (10,859,953)
   Change in net assets resulting from share transactions               15,675,596     (17,611,267)
     Change in net assets                                               16,606,501       17,584,812
 NET ASSETS:
 Beginning of period                                                    24,994,449        7,409,637
 End of period (including undistributed net investment income of     $  41,600,950   $   24,994,449
 $0 and $2,953, respectively)

(See Notes which are an integral part of the Financial Statements)

                 FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                   SIX MONTHS
                                                  ENDED
                                               (UNAUDITED)     YEAR ENDED
                                               NOVEMBER 30,      MAY 31,
                                                   1997      1997    1996(A)
NET ASSET VALUE, BEGINNING OF PERIOD              $7.02     $6.96     $7.25
INCOME FROM INVESTMENT OPERATIONS
Net investment income                              0.23      0.48      0.12
Net realized and unrealized gain
(loss) on investments                              0.20      0.06     (0.29)
Total from investment operations                   0.43      0.54     (0.17)
LESS DISTRIBUTIONS
Distributions from net investment income          (0.23)    (0.48)    (0.12)
NET ASSET VALUE, END OF PERIOD                    $7.22     $7.02     $6.96
TOTAL RETURN(B)                                    6.18%     7.97%    (2.32)%
RATIOS TO AVERAGE NET ASSETS
Expenses                                           0.29%*    0.29%     0.09%
Net investment income                              6.36%*    6.83%     7.01%
Expense waiver/reimbursement(c)                    0.74%*    1.73%     8.18%
SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)         $28,358   $20,599    $7,409

* Computed on an annualized basis.

(a) Reflects operations for the period from February 22, 1996 (date of initial public investment) to May 31, 1996.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

             FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                  SIX MONTHS
                                                                    ENDED
                                                                 (UNAUDITED)    YEAR ENDED
                                                                 NOVEMBER 30,     MAY 31,
                                                                      1997    1997    1996(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                                $7.02    $6.96    $7.25
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                              0.21     0.46     0.12
   Net realized and unrealized gain (loss) on investments             0.21     0.06   (0.29)
   Total from investment operations                                   0.42     0.52   (0.17)
 LESS DISTRIBUTIONS
   Distributions from net investment income                         (0.22)   (0.46)   (0.12)
 NET ASSET VALUE, END OF PERIOD                                      $7.22    $7.02    $6.96
 TOTAL RETURN(B)                                                     6.05%    7.70%  (2.32%)
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                                         0.54%*    0.54%    0.09%
   Net investment income                                            6.06%*    6.64%    7.01%
   Expense waiver/reimbursement(c)                                  0.69%*    1.37%    8.18%
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)                         $13,243   $4,396     $0.2

* Computed on an annualized basis.

(a) Reflects operations for the period from February 22, 1996 (date of initial public investment) to May 31, 1996.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                        NOTES TO FINANCIAL STATEMENTS
                         FEDERATED INVESTMENT TRUST
                         FEDERATED BOND INDEX FUND
                              NOVEMBER 30, 1997

ORGANIZATION

Federated Investment Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "Act") as an open-end, management investment company. The Trust currently consists of one fund. The financial statements included herein are those of Federated Bond Index Fund (the "Fund"). The Fund offers two classes of shares: Institutional Service and Institutional Service Shares.

The investment objective of the Fund is to provide investment results that correspond to the investment performance of the Lehman Brothers Aggregate Bond Index, a broad market-weighted index which encompasses U.S. Treasury and agency securities, corporate investment-grade bonds, and mortgage-backed securities. The Fund seeks to achieve its investment objective by investing all of its investable assets in Bond Index Portfolio, the corresponding portfolio (the "Portfolio") of Federated Investment Portfolios, an open-end diversified management investment company. The Fund has the same investment objective and policies as the Portfolio. The value of the Fund's investment reflects its proportionate beneficial interest in the net assets of the Portfolio. At November 30, 1997, the Fund's beneficial interest in the Portfolio was 72.9%.

Federated Research Corp. (the "Adviser") is the investment adviser for the Portfolio. The Adviser has delegated the daily management of the security holdings of the Portfolio to the investment manager, United States Trust Company of New York ("U.S. Trust"), acting as sub-adviser. The advisory fee is charged to the Portfolio.

The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the schedule of investments, are included elsewhere in this report and should be read in conjunction with the Trust's financial statements.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principals.

VALUATION OF INVESTMENTS

Valuation of securities by the Portfolio is discussed in Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

INVESTMENT INCOME

The Fund records its share of net investment income, realized and unrealized gain and loss, and adjusts its investment in the Portfolio each day. All the net investment income and realized and unrealized gain and loss of the Portfolio is allocated to the Fund and other investors in the Portfolio at the time of such determination.

DIVIDENDS TO SHAREHOLDERS

Dividends equal to all or substantially all of the Fund's net investment income will be declared daily and paid at least once a month. Distributions to shareholders of net realized capital gains, if any, are normally declared and paid annually.

DEFERRED EXPENSE

Expenses incurred by the Fund in connection with its organization are being amortized over a sixty month period.

FEDERAL INCOME TAXES

It is the policy of the Fund to comply with the provisions of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute each year substantially all of its taxable income to its shareholders.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

All the net income of the Portfolio is allocated pro rata to the Fund and the other investors in the Portfolio at the time of such determination.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Board of Trustees (the"Trustees") to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

                                                       Period Ended                Year Ended
                                                    November 30, 1997             May 31, 1997
 Institutional Shares                               Shares      Amount        Shares      Amount
 Shares sold                                      2,075,477 $ 14,834,932    3,399,030 $  23,963,635
 Shares issued to shareholders in
 payment of distributions declared                    9,382       67,163       11,082        77,987
 Shares redeemed                                (1,090,313)  (7,791,401)  (1,541,927)  (10,829,602)
   Net change resulting from
   Institutional Share transactions                 994,546 $  7,110,694    1,868,185 $  13,212,020
                                                       Period Ended                Year Ended
                                                    November 30, 1997             May 31, 1997
 Institutional Service Shares                       Shares      Amount        Shares      Amount
 Shares sold                                      1,865,166 $ 13,259,520      620,929 $   4,365,405
 Shares issued to shareholders in
 payment of distributions declared                   40,706      291,748        9,149        64,193
 Shares redeemed                                  (697,921)  (4,986,366)      (4,340)      (30,351)
   Net change resulting from                      1,207,951 $  8,564,902      625,738 $   4,399,247
   Institutional Service Share
   transactions
     Net change resulting from Share
     transactions                                 2,202,497 $ 15,675,596    2,493,923 $  17,611,267

TRANSACTIONS WITH AFFILIATES

ADMINISTRATIVE FEE

Federated Services Company ("FServ") under the Administrative Services Agreement, provides the Fund with administrative personnel and services. This fee paid to FServ is based on the level of average daily net assets of the Fund for the period. The administrative fee received during any fiscal year shall be at least $60,000 per fund and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to reimburse FSC.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FServ is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES

Organizational expenses of $50,320 were borne initially by FServ. The Fund has agreed to reimburse FServ for the organizational expenses during the sixty month period following the effective date.

GENERAL

Certain of the Officers and Directors of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Additions and reductions in the Fund's investment in the Portfolio for the six months ended November 30, 1997, were as follows:

 ADDITIONS             $29,742,372
 REDUCTIONS            $16,124,574

                          PORTFOLIO OF INVESTMENTS
                            BOND INDEX PORTFOLIO
                        NOVEMBER 30, 1997 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                                                  VALUE

 ASSET-BACKED SECURITIES--1.0%
 AUTOMOBILE--0.1%
 $          56,299 Premier Auto Trust 1994-2, Class A3, 6.35%, 5/2/2000               $      56,334
 FINANCIAL INTERMEDIARIES--0.9%
           750,000 Citibank Credit Card Master Trust 1997-6, Class A, 8/15/2006             489,375
                       Total Asset-Backed Securities (identified cost $531,737)             545,709
 CORPORATE BONDS--16.8%
 AUTOMOBILE--0.8%
           475,000 Ford Motor Co., Deb., 7.125%, 11/15/2025                                 486,457
 BANKING--1.6%
           550,000 GreenPoint Bank, Sr. Note, 6.70%, 7/15/2002                              550,589
           300,000 Summit Bancorp, Bond, 8.40%, 3/15/2027                                   328,605
                       Total                                                                879,194
 BEVERAGE & TOBACCO--1.4%
           275,000 Anheuser-Busch Cos., Inc., Note, 7.00%, 9/1/2005                         278,746
           150,000 PepsiCo, Inc., Deb., 7.625%, 12/18/1998                                  152,265
           350,000 Philip Morris Cos., Inc., Note, 6.375%, 2/1/2006                         341,040
                       Total                                                                772,051
 COMMUNICATIONS--0.6%
           300,000 Lucent Technologies, Inc., Note, 7.25%, 7/15/2006                        316,071
 ECOLOGICAL SERVICES & EQUIPMENT--0.5%
           300,000 USA Waste Services, Inc., Sr. Note, 7.00%, 10/1/2004                     304,314
 FINANCE - AUTOMOTIVE--0.5%
           300,000 General Motors Acceptance Corp., Note, 5.625%, 2/15/2001                 294,585
 FINANCIAL INTERMEDIARIES--2.5%
           400,000 Bankers Trust New York Corp., Sub. Note, 8.25%, 5/1/2005                 434,636
           400,000 FINOVA Capital Corp., Note, 7.40%, 6/1/2007                              420,612
           250,000 Lehman Brothers Holdings, Inc., Note, 8.50%, 8/1/2015                    284,928
           300,000 Salomon, Inc., Sr. Note, 7.75%, 5/15/2000                                308,883
                       Total                                                              1,449,059

BOND INDEX PORTFOLIO

 PRINCIPAL
  AMOUNT                                                                                   VALUE

 CORPORATE BONDS--CONTINUED
 FOOD PRODUCTS--1.5%
 $         500,000 Hershey Foods Corp., 6.95%, 8/15/2012                              $     515,910
           350,000 Nabisco, Inc., Unsecd. Note, 8.00%, 1/15/2000                            360,840
                       Total                                                                876,750
 INDUSTRIAL--0.9%
           500,000 Du Pont (E.I.) de Nemours & Co., Note, 6.50%, 9/1/2002                   505,300
 INSURANCE--0.7%
           400,000 Hartford Life, Inc., Note, 7.10%, 6/15/2007                              412,970
 METALS & MINING--0.5%
           250,000 Barrick Gold Corp., Deb., 7.50%, 5/1/2007                                261,838
 OIL & GAS--0.5%
           265,000 Occidental Petroleum Corp., Sr. Note, 10.125%, 11/15/2001                298,303
 PHARMACEUTICAL--0.4%
           250,000 American Home Products Corp., Note, 7.70%, 2/15/2000                     256,825
 RETAILERS--0.7%
           400,000 Wal-Mart Stores, Inc., Unsecd. Note, 7.50%, 5/15/2004                    424,136
 SOVEREIGN--0.5%
           300,000 Italy (Republic of), Deb., 6.875%, 9/27/2023                             308,472
 SOVEREIGN GOVERNMENT--1.4%
           400,000 Colombia, Republic of, Bond, 7.625%, 2/15/2007                           374,724
           400,000 Quebec, Province of, Deb., Series NN, 7.125%, 2/9/2024                   406,856
                       Total                                                                781,580
 TELECOMMUNICATIONS & CELLULAR--0.9%
           500,000 Korea Telecom, Note, 7.40%, 12/1/1999                                    491,880
 UTILITIES--0.9%
           500,000 Pacific Gas & Electric Co., 1st Ref. Mtg., 7.875%, 3/1/2002              529,515
                       Total Corporate Bonds (identified cost $9,437,254)                 9,649,300
 GOVERNMENT AGENCIES--4.4%
 FEDERAL HOME LOAN MORTGAGE CORPORATION--1.6%
           475,000 7.10%, 4/10/2007                                                         504,018
           200,000 7.23%, 12/17/2002                                                        200,000
           175,000 7.90%, 9/19/2001                                                         185,966
                       Total                                                                889,984

BOND INDEX PORTFOLIO

 PRINCIPAL
  AMOUNT                                                                                   VALUE

 GOVERNMENT AGENCIES--CONTINUED
 FEDERAL NATIONAL MORTGAGE ASSOCIATION--1.6%
 $         500,000 6.75%, 7/30/2007                                                   $     504,530
           390,000 7.50%, 2/11/2002                                                         410,354
                       Total                                                                914,884
 GOVERNMENT AGENCY--1.2%
           675,000 Private Export Funding Corp., 7.30%, 1/31/2002                           705,872
                       Total Government Agencies (identified cost $2,479,119)             2,510,740
 MORTGAGE BACKED SECURITIES--27.5%
 FEDERAL HOME LOAN MORTGAGE CORPORATION--8.9%
           302,999 6.00%, 10/1/2012                                                         296,748
           399,153 6.50%, 2/1/2011                                                          399,775
           503,634 6.50%, 2/1/2027                                                          494,503
           419,917 7.00%, 1/1/2012                                                          425,514
           260,939 7.00%, 5/1/2024                                                          263,222
           288,266 7.00%, 6/1/2024                                                          290,606
           366,235 7.00%, 1/1/2027                                                          367,491
           291,435 7.50%, 11/1/2011                                                         298,490
           478,096 7.50%, 6/1/2026                                                          488,207
           287,320 7.50%, 11/1/2026                                                         293,692
           392,347 7.50%, 5/1/2027                                                          400,684
           279,764 8.00%, 6/1/2027                                                          289,030
           215,819 8.00%, 7/1/2002                                                          220,431
           336,699 8.50%, 3/1/2025                                                          351,642
           222,527 9.00%, 4/1/2022                                                          239,006
                       Total                                                              5,119,041
 FEDERAL NATIONAL MORTGAGE ASSOCIATION--10.5%
           221,814 6.00%, 7/1/2012                                                          217,100
           340,891 6.50%, 7/1/2012                                                          339,718
           596,419 6.50%, 5/1/2027                                                          584,860
           294,342 7.00%, 5/1/2004                                                          297,559
           212,030 7.00%, 6/1/2009                                                          215,211
           250,000 7.00%, 11/1/2012                                                         252,733
           371,760 7.00%, 5/1/2024                                                          374,199
           212,083 7.00%, 6/1/2024                                                          213,475
           490,394 7.00%, 3/1/2027                                                          491,311

BOND INDEX PORTFOLIO

 PRINCIPAL
  AMOUNT                                                                                   VALUE

 MORTGAGE BACKED SECURITIES--CONTINUED
 FEDERAL NATIONAL MORTGAGE ASSOCIATION--CONTINUED
 $         276,178 7.50%, 6/1/2011                                                    $     282,823
           227,007 7.50%, 2/1/2026                                                          231,761
           450,528 7.50%, 11/1/2026                                                         459,962
           297,804 7.50%, 9/1/2027                                                          303,760
           297,000 7.50%, 11/1/2027                                                         302,940
           463,775 8.00%, 3/1/2026                                                          480,002
           360,502 8.50%, 8/1/2023                                                          379,832
           274,434 8.50%, 12/1/2026                                                         286,695
           273,725 9.00%, 6/1/2025                                                          291,345
                       Total                                                              6,005,286
 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--8.1%
           210,729 6.50%, 5/15/2011                                                         211,386
           298,468 6.50%, 5/15/2027                                                         293,710
           408,048 7.00%, 5/15/2026                                                         409,194
           344,105 7.00%, 4/15/2027                                                         345,072
           401,905 7.50%, 6/15/2024                                                         410,948
           465,754 7.50%, 6/15/2026                                                         475,069
           442,033 8.00%, 8/15/2026                                                         457,088
           371,239 8.00%, 1/15/2027                                                         383,883
           303,000 8.00%, 6/15/2027                                                         313,320
           361,520 8.50%, 5/15/2027                                                         378,125
           333,535 9.00%, 6/15/2025                                                         355,421
           353,499 9.00%, 10/15/2027                                                        376,477
            84,724 9.50%, 1/15/2019                                                          91,993
           125,352 9.50%, 10/15/2020                                                        136,076
                       Total                                                              4,637,762
                       Total Mortgage-Backed Securities (identified cost                 15,762,089
                       $15,440,934)
 U.S. TREASURY SECURITIES--60.8%
 U.S. TREASURY BONDS--13.8%
         1,900,000 6.00%, 2/15/2026                                                       1,870,018
           950,000 7.125%, 2/15/2023                                                      1,069,938
           575,000 7.25%, 5/15/2004                                                         617,136
         2,950,000 7.25%, 5/15/2016                                                       3,318,278
           370,000 9.375%, 2/15/2006                                                        452,266

BOND INDEX PORTFOLIO

 PRINCIPAL
  AMOUNT                                                                                   VALUE

 U.S. TREASURY SECURITIES--CONTINUED
 U.S. TREASURY BONDS--CONTINUED
 $         400,000 11.75%, 11/15/2014                                                 $     591,376
                       Total                                                              7,919,012
 U.S. TREASURY NOTES--33.2%
         2,805,000 6.25%, 2/15/2003                                                       2,852,320
         1,800,000 6.50%, 5/31/2001                                                       1,836,558
           850,000 6.50%, 5/15/2005                                                         880,413
         1,050,000 6.50%, 10/15/2006                                                      1,091,832
         5,050,000 7.00%, 4/15/1999                                                       5,131,255
         2,350,000 7.75%, 12/31/1999                                                      2,438,501
           300,000 7.75%, 2/15/2001                                                         316,548
           125,000 8.875%, 5/15/2000                                                      4,413,090
                       Total                                                             18,960,517
                       Total U.S. Treasury Securities (identified cost $26,215,449)      26,879,529
 (A)REPURCHASE AGREEMENTS--4.5%
         2,590,000 BT Securities Corp., 5.73%, dated 11/28/1997, due 12/1/1997            2,590,000
                       Total Investments (identified cost $56,694,493)(b)              $ 57,937,367

(a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(b) The cost of investments for federal tax purposes amounts to $56,694,493. The net unrealized appreciation/depreciation of investments on a federal tax basis amounts to $1,242,870 which is comprised of $1,295,462 appreciation and $52,592 depreciation at November 30, 1997.

Note: The categories of investments are shown as a percentage of net assets ($57,375,593) at November 30, 1997.

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF ASSETS AND LIABILITIES
                            BOND INDEX PORTFOLIO
                       NOVEMBER 30, 1997 (UNAUDITED)

Assets:
Total investments in securities, at value (identified
and tax cost $56,694,493)                                   $ 57,937,367
Cash                                                                 276
Income receivable                                                685,021
Deferred organizational costs                                      3,730
Total assets                                                  58,626,394
Liabilities:
Payable for investments purchased                              1,250,801
Net Assets                                                  $ 57,375,593
Net Assets Consist of:
Paid-in capital for beneficial interests                    $ 57,375,593

(See Notes which are an integral part of the Financial Statements)

                           STATEMENT OF OPERATIONS
                            BOND INDEX PORTFOLIO
               SIX MONTHS ENDED NOVEMBER 30, 1997 (UNAUDITED)

INVESTMENT INCOME:
Interest                                                                        $ 1,640,425
EXPENSES:
Investment advisory fee                                              $62,000
Administrative personnel and services fee                             30,000
Custodian fees                                                         3,671
Directors'/Trustees' fees                                              4,073
Auditing fees                                                          9,915
Legal fees                                                             3,765
Portfolio accounting fees                                             38,053
Share registration costs                                                 227
Printing and postage                                                   2,996
Insurance premiums                                                     1,505
Miscellaneous                                                          1,973
  Total expenses                                                     158,178
Waivers and reimbursements--
  Waiver of investment advisory fee                  $(62,000)
  Reimbursement of other operating expenses           (46,579)
     Total waivers and reimbursements                              (108,579)
       Net expenses                                                                  49,599
         Net investment income                                                    1,590,826
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments                                                     83,903
Net change in unrealized appreciation (depreciation)
of investments                                                                    1,280,541
  Net realized and unrealized gain on investments                                 1,364,444
    Change in net assets resulting from operations                              $ 2,955,270

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF CHANGES IN NET ASSETS
                            BOND INDEX PORTFOLIO

                                                                     SIX MONTHS
                                                                       ENDED
                                                                     (UNAUDITED)      YEAR ENDED
                                                                    NOVEMBER 30,       MAY 31,
                                                                        1997             1997
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income/operating loss                               $    1,590,826   $   2,058,104
 Net realized gain on investments                                           83,903          54,299
 Net change in unrealized appreciation/depreciation                      1,280,541          65,788
   Change in net assets resulting from operations                        2,955,270       2,178,191
 TRANSACTIONS IN INVESTOR'S BENEFICIAL INTEREST--
 Additions                                                              32,487,561      34,754,102
 Reductions                                                           (18,297,583)     (19,301,390)
   Net increase from transactions in Investor's beneficial              14,189,978      15,452,712
 interest
     Change in net assets                                               17,145,248      17,630,903
 NET ASSETS:
 Beginning of period                                                    40,230,345      22,599,442
 End of period                                                      $   57,375,593   $  40,230,345

(See Notes which are an integral part of the Financial Statements)

                        NOTES TO FINANCIAL STATEMENTS
                      FEDERATED INVESTMENT PORTFOLIOS
                            BOND INDEX PORTFOLIO
                              NOVEMBER 30, 1997

ORGANIZATION

Federated Investment Portfolios (the "Portfolio Series") was organized as a Massachusetts business trust under a Declaration of Trust dated September 29, 1995. The Portfolio Series is currently comprised of one portfolio, the Bond Index Portfolio (the "Portfolio"). The Declaration of Trust permits the Portfolio Series to issue an unlimited number of beneficial interests in the Portfolio. The Portfolio, which began operations on January 2, 1996, is an open-end, diversified management, investment company under the Investment Company Act of 1940 (the "Act"). The investment objective of the Portfolio is to provide investment results that correspond to the investment performance of the Lehman Brothers Aggregate Bond Index.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

Listed corporate bonds and other fixed-income and asset-backed securities are valued at the last sale price reported on national securities exchanges. Unlisted bonds and securities and short-term obligations are valued at the prices provided by an independent pricing service. Short-term securities obtained with remaining maturities of sixty days or less may be stated at amortized cost, which approximates market value.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to investors are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

REPURCHASE AGREEMENTS

The Portfolio may purchase portfolio securities from financial institutions deemed to be creditworthy by the investment adviser subject to the seller's agreement to repurchase and the Portfolio's agreement to resell such securities at mutually agreed-upon prices. Securities purchased subject to such repurchase agreements are deposited with the Portfolio's custodian or are maintained in the Federal Reserve/Treasury book-entry system and must have, at all times, an aggregate market value of not less than 102% of the repurchase price (including accrued interest).

If the value of the underlying security, including accrued interest, falls below 102% of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. Default or bankruptcy of the seller may, however, expose the Portfolio to a risk of loss in the event that the Portfolio is delayed or prevented from exercising its right to dispose of the underlying collateral securities or to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement.

DEFERRED ORGANIZATION EXPENSES

Organization expenses incurred by the Portfolio in connection with its organization have been deferred and are being amortized over a period not to exceed sixty months beginning with the commencement of operations of the Portfolio.

FEDERAL INCOME TAXES

The Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

OTHER

Investment transactions are accounted for on the trade date.

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Research Corp., the Portfolio's investment adviser (the "Adviser"), is entitled to receive for its services an annual investment advisory fee equal to 0.25% of the Portfolio's average daily net assets. The Adviser has entered into a sub-advisory contract with the United States Trust Company of Connecticut ("U.S. Trust"). Under the terms of the contract, the Adviser is obligated to pay U.S. Trust an annual investment advisory fee equal to 0.12% of the Portfolio's average daily net assets. For the six-month period ended November 30, 1997, the Adviser and U.S. Trust have voluntarily agreed to waive all of their fees.

ADMINISTRATIVE FEE

Federated Administrative Services, Inc. ("FAS"), provides the Portfolio with administrative services and personnel. The FAS fee is based upon 0.05% on the first $1 billion of average aggregate daily net assets of the Portfolio, subject to an annual minimum fee of $60,000.

PORTFOLIO ACCOUNTING FEE

Federated Services Company ("FServ"), an affiliate of FAS, maintains the Portfolio's accounting records for which it receives a fee. The fee is based on the level of the Portfolio's average daily net assets for the period, plus out-of-pocket expenses

GENERAL

Certain of the Officers and Directors of the Portfolio Series are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term investments, for the six months ended November 30, 1997, were as follows:

COST OF PURCHASES        $ 14,846,827
PROCEEDS FROM SALES       $ 7,453,565

SELECTED FINANCIAL DATA

For the years ended May 31:

                                   1997(A)   1997    1996  1995(B)
RATIOS TO AVERAGE NET ASSETS:
Expenses                           0.20%*   0.20%   0.09%   0.00%
Net investment income              6.41%*   7.06%   7.00%   7.45%
Expense waiver/reimbursement(c)    0.44%*   0.75%   0.89%   0.69%
SUPPLEMENTAL DATA:
Portfolio turnover                   24%      49%     43%     67%

* Computed on an annualized basis.

(a) For the six months ended November 30, 1997 (unaudited).

(b) Reflects operations for the period from July 11, 1994 (date of initial public investment) to May 31, 1995.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

                                  TRUSTEES
                               John F. Donahue
                              Thomas G. Bigley
                             John T. Conroy, Jr.
                             William J. Copeland
                           J. Christopher Donahue
                                James E. Dowd
                           Lawrence D. Ellis, M.D.
                           Edward L. Flaherty, Jr.
                               Peter E. Madden
                             John E. Murray, Jr.
                              Wesley W. Posvar
                              Marjorie P. Smuts

                                  OFFICERS
                               John F. Donahue
                                  Chairman

                           J. Christopher Donahue
                                  President

                             Edward C. Gonzales
                          Executive Vice President

                              John W. McGonigle
             Executive Vice President, Treasurer, and Secretary

                              Richard B. Fisher
                               Vice President

                              Anthony R. Bosch
                             Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.